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GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of Georgia Daily Municipal Income Fund, Inc. for the period July 14, 1998 (Commencement of Sales) through November 30,1998.

The Fund had net assets of $3,128,026 and 1 active shareholder as of November 30, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President









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

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GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
NOVEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date     Yield     (Note 1)   Moody's & Poor's
   ------                                                                             ----     -----      ------    -------  -------
Other Tax Exempt Investments (20.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Catersville, GA TAN (b)                                                12/31/98   3.54%   $  150,048
    100,000   Commonwealth of Puerto Rico TRAN                                       07/30/99   2.83       100,420    MIG-1    SP1+
    100,000   Floyd County, GA TAN (b)                                               12/31/98   3.57       100,014
    145,000   State of Georgia - Series D                                            08/01/99   3.33       148,046     Aaa     AAA
    150,000   Richmond County, GA Board of Education Refunding Bond (b)              03/01/99   3.28       150,345
 ----------                                                                                             ----------
    645,000   Total Other Tax Exempt Investments                                                           648,873
 ----------                                                                                             ----------
Other Variable Rate Demand Instruments (c) (75.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $  300,000   Atlanta, GA Urban Residential Finance Authority
              (MHRB Parcel 25, Project A)
              LOC First Union National Bank                                          12/01/14   3.25%   $  300,000             A1
    290,000   Baldwin County, GA IDA RB (Williams Barnet & Sons Project)
              LOC Fleet Bank                                                         12/01/99   3.77       290,000             A1
    150,000   Bartow County, GA PCRB (Georgia Power Company Plant - Bow)             03/01/24   3.30       150,000    VMIG-1   A1+
    260,000   Clayton County, GA Housing Authority MHRB
              (Chateau Forest Apartments - E)
              FSA Insured                                                            01/01/21   3.15       260,000    VMIG-1   A1+
    150,000   Cobb County Housing Authority, GA MHRB
              (Greenhouse Frey Apts. Project)
              FNMA Collateralized                                                    09/15/26   3.15       150,000             A1+
    150,000   County of DeKalb, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Bank of Montreal                                                   12/01/07   3.25       150,000             A1+
    150,000   Coweta County, GA IDA RB (Jack Eckerd Project) (b)
              LOC Union Bank of Switzerland                                          03/01/09   3.35       150,000
    150,000   Fulco, GA Hospital Authority RB (Shepherd Center, Inc. Project)
              LOC Wachovia Bank, N.A.                                                09/01/17   3.10       150,000             A1+
    255,000   Macon-Bibb County, GA Hospital Authority RB
              (Medical Center of Central Georgia)
              LOC Suntrust Bank                                                      04/01/07   3.20       255,000    VMIG-1
    150,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC ABN AMRO Bank N.V.                                                 01/01/26   3.10       150,000    VMIG-1   A1+
    100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Bayerische Landesbank                                              03/01/20   3.20       100,000    VMIG-1   A1+
    150,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Landesbank Hessen                                                  06/01/20   3.10       150,000    VMIG-1   A1+
    100,000   Savannah, GA EDA (Kaolin Company)
              LOC NationsBank                                                        07/01/27   3.30       100,000             A1+
 ----------                                                                                             ----------
  2,355,000   Total Other Variable Rate Demand Instruments                                               2,355,000
 ----------                                                                                             ----------


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                       See Notes to Financial Statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date     Yield     (Note 1)   Moody's & Poor's
   ------                                                                             ----     -----      ------    -------  -------
Tax Exempt Commercial Paper (4.80%)
------------------------------------------------------------------------------------------------------------------------------------
 $   150,000  Puerto Rico Government Development Bank                                12/10/98   3.00%    $  150,000            A1+
  ----------                                                                                             ----------
     150,000  Total Tax Exempt Commercial Paper                                                             150,000
  ----------                                                                                             ----------
              Total Investments (100.83%) (Cost $3,153,873+)                                             $3,153,873
              Due from Manager  (0.78%) (Note 2)                                                             24,479
              Liabilities in Excess of Cash and Other Assets (-1.61%)                                    (   50,326)
                                                                                                         ----------
              Net Assets (100.00%)                                                                       $3,128,026
                                                                                                         ==========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 3,128,026 Shares Outstanding (Note 3)                                      $     1.00
                                                                                                         ==========



              +    Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:



(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     EDA      =   Economic Development Authority                  PCRB     =    Pollution Control Revenue Bond

     IDA      =   Industrial Development Authority                RB       =    Revenue Bond

     LOC      =   Letter of Credit                                TAN      =    Tax Anticipation Note

     MHRB     =   Multi-family Housing Revenue Bond               TRAN     =    Tax and Revenue Anticipation Note






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
JULY 14, 1998 (COMMENCEMENT OF SALES) THROUGH NOVEMBER 30, 1998
(UNAUDITED)
================================================================================




INVESTMENT INCOME

 Income:

    Interest.............................................................................   $        40,243
                                                                                            ---------------
 Expenses: (Note 2)

    Investment management fee............................................................             4,775

    Administration fee...................................................................             2,507

    Shareholder servicing fee............................................................             2,985

    Custodian expenses...................................................................               346

    Shareholder servicing and related shareholder expenses...............................               337

    Legal, compliance and filing fees....................................................             7,930

    Audit and accounting.................................................................            18,722

    Directors' fees......................................................................             3,158

    Other................................................................................               507
                                                                                            ---------------

      Total expenses.....................................................................            41,267

      Less:  Fees waived (Note 2)........................................................   (         7,282)

             Expense paid indirectly  (Note 2)...........................................   (           552)

             Expenses reimbursed (Note 2)................................................   (        24,479)
                                                                                            ---------------

      Net expenses.......................................................................             8,954
                                                                                            ---------------

  Net investment income..................................................................            31,289



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                            ---------------

 Increase in net assets from operations..................................................   $        31,289
                                                                                            ===============







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
================================================================================






                                                                               July 14, 1998
                                                                          (Commencement of Sales)
                                                                                   through
                                                                              November 30, 1998
                                                                              -----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income..................................................  $         31,289
     Net realized gain (loss) on investments................................         -0-
                                                                              ----------------
 Increase in net assets from operations.....................................            31,289
 Dividends to shareholders from net investment income:
     Class A................................................................  (         31,289)*
 Capital share transactions (Note 3)
     Class A................................................................         3,028,026
                                                                              ----------------
         Total increase (decrease)..........................................         3,028,026
 Net assets:
     Beginning of period....................................................           100,000
                                                                              ----------------
     End of period..........................................................  $      3,128,026
                                                                              ================

 *   Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. As of November 30, 1998 there were no class B shares outstanding. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.


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
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================================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a service fee equal to .25% of the Fund's average daily net assets.

For the period ended November 30, 1998 the Manager voluntarily waived investment management fees and administration fees of $4,775 and $2,507, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $24,479.

Included in the Statement of Operations under the captions "Custodian expenses" and "Audit and accounting" are expense offsets of $552.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.


3. Capital Stock.

At November 30, 1998, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $3,128,026. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                 July 14, 1998
                                             (Commencement of Sales)
                                                     through
                                               November 30, 1998
                                               -----------------
 Class A
 Sold......................................            3,000,000
 Issued on reinvestment of dividends.......               28,026
 Redeemed..................................              -0-
                                                   -------------
 Net increase (decrease)...................            3,028,026
                                                   =============


4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.




--------------------------------------------------------------------------------

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GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================


5. Financial Highlights.
                                                                July 14, 1998
Class A                                                    (Commencement of Sales)
-------                                                       November 30, 1998
                                                              -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................    $     1.00
                                                                ------------
 Income from investment operations:
   Net investment income....................................          0.010
 Less distributions:
   Dividends from net investment income.....................    (     0.010 )
                                                                ------------
 Net asset value, end of period.............................    $     1.00
                                                                ============
 Total Return...............................................          2.65%*
 Ratios/Supplemental Data
 Net assets, end of period (000)............................    $     3,128
 Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+...          0.80%*
   Net investment income....................................          2.62%*
   Management and administration fees waived................          0.61%*
   Expenses reimbursed......................................          2.05%*
   Expense offsets..........................................          0.05%*


 *    Annualized
 +    Includes expense offsets.







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

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                                             GEORGIA
                                             DAILY
                                             MUNICIPAL
                                             INCOME
                                             FUND, INC.









                                                  Semi-Annual Report
                                                   November 30, 1998
                                                      (Unaudited)



















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

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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------





Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020
















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